Summary of Stock Option Activity (Details) - Share-Based Payment Arrangement, Option [Member] - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands		6 Months Ended	12 Months Ended
	Jan. 18, 2023	Jun. 30, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Options Outstanding, Options granted	3,500
Weighted Average Exercise Price, Ending	$ 3.86
Two Thousand Nineteen Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares Available for Grant, Beginning		1,222	3,014
Number of Options Outstanding, Beginning		23,914	21,886
Weighted Average Exercise Price, Beginning		$ 1.11	$ 0.63
Aggregate Intrinsic Value, Beginning		$ 4,840	$ 5,392
Shares Available for Grant, Option plan increase			500
Number of Options Outstanding, Option plan increase
Weighted Average Exercise Price, Option plan increase
Shares Available for Grant, Options granted		(784)	(3,490)
Number of Options Outstanding, Options granted		784	3,490
Weighted Average Exercise Price, Options granted		$ 2.96	$ 3.86
Shares Available for Grant, Options exercised
Number of Options Outstanding, Options exercised		(425)	(264)
Weighted Average Exercise Price, Options exercised		$ 1.00	$ 0.43
Shares Available for Grant, Options fofeited or cancelled		786	1,198
Number of Options Outstanding, Options forfeited or cancelled		(786)	(1,198)
Weighted Average Exercise Price, Options forfeited or cancelled		$ 1.03	$ 0.41
Shares Available for Grant, Ending		1,224	1,222
Number of Options Outstanding, Ending		23,487	23,914
Weighted Average Exercise Price, Ending		$ 1.06	$ 1.11
Aggregate Intrinsic Value, Ending		$ 4,679	$ 4,840
Number of Options Outstanding, Exercisable		18,976	17,112
Weighted Average Exercise Price, Exercisable		$ 0.78	$ 0.66
Aggregate Intrinsic Value, Exercisable		$ 4,677	$ 4,670